Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Components Of Summarized Financial Information Of Unconsolidated Equity Investments

	November 30, 2011	November 30, 2010
Current assets	$22,171	$42,297
Noncurrent assets	$217,803	$204,620
Current liabilities	$12,736	$8,187
Noncurrent liabilities	$2,571	$5,108

	Twelve Months Ended November 30,
	2011	2010
Revenues	$58,190	$69,893
Expenses	$35,767	$33,528
Net income	$22,423	$36,365